Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (301)
Unrealized Losses, 12 months or more	(1,024)
Unrealized Losses, Total	(1,325)
Fair value, Less than 12 months	4,595
Fair value, 12 months or more	13,401
Fair value, Total	$ 17,996